Subsequent Events - Status of the Follow-on Offering (Details) - Subsequent event $ in Thousands	3 Months Ended
Mar. 25, 2022 USD ($) shares
Subsequent Event [Line Items]
Gross Proceeds | $	$ 33,346
Primary Offering
Subsequent Event [Line Items]
Shares issued (in shares)	1,836,975
Distribution Reinvestment Plan
Subsequent Event [Line Items]
Shares issued (in shares)	26,595
Common Class T
Subsequent Event [Line Items]
Gross Proceeds | $	$ 25,000
Common Class T | Primary Offering
Subsequent Event [Line Items]
Shares issued (in shares)	1,394,087
Common Class T | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Shares issued (in shares)	19
Common Stock Class I
Subsequent Event [Line Items]
Gross Proceeds | $	$ 7,888
Common Stock Class I | Primary Offering
Subsequent Event [Line Items]
Shares issued (in shares)	442,888
Common Stock Class I | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Shares issued (in shares)	456
Common Stock Class A
Subsequent Event [Line Items]
Gross Proceeds | $	$ 458
Common Stock Class A | Primary Offering
Subsequent Event [Line Items]
Shares issued (in shares)	0
Common Stock Class A | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Shares issued (in shares)	26,120
Common Class TX
Subsequent Event [Line Items]
Gross Proceeds | $	$ 0
Common Class TX | Primary Offering
Subsequent Event [Line Items]
Shares issued (in shares)	0
Common Class TX | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Shares issued (in shares)	0